Condensed Financial Statements - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,121,002	570,489,352
Ordinary shares, shares outstanding	561,121,002	570,489,352
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,121,002	570,489,352
Ordinary shares, shares outstanding	561,121,002	570,489,352